Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of reconciliation of net income (loss) per share of common stock

	2022	2021	2020
Numerator
Net Income	$69,489,294	$62,413,011	$38,976,374
Denominator
Weighted-average number of common shares outstanding - basic	100,000	100,000	100,000
Effect of dilutive securities	2,960	—	—
Weighted-average number of common shares outstanding - diluted	102,960	100,000	100,000

Basic earnings per share	$694.89	$624.13	$389.76
Diluted earnings per share	$674.92	$624.13	$389.76

DiamondHead Holdings Corp.
Schedule of reconciliation of net income (loss) per share of common stock

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net income - Basic	$5,658,652	$1,414,663	$2,136,906	$571,335
Allocation of net income - Diluted	$5,658,652	$1,414,663	$2,132,523	$575,718
Denominator:
Basic weighted average common stock outstanding	34,500,000	8,625,000	31,947,945	8,541,781
Diluted weighted average common stock outstanding	34,500,000	8,625,000	31,947,945	8,625,000
Basic and diluted net income per common stock	$0.16	$0.16	$0.07	$0.07